Interest and Finance Costs	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest and Finance Costs

12.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2014	2013	2012
Interest expense on bank debt (Note 7)	$3,282	$3,029	$2,652
Interest expense and other fees on related party debt (Note 3)	3,247	1,195	-
Amortization of deferred financing costs	196	197	197
Commitment fees and other	21	133	217
Total	$6,746	$4,554	$3,066